Share based compensation	12 Months Ended
Dec. 31, 2021
Share based compensation
Share Based Compensation

18. Share based compensation

The Company has an equity compensation program in place for its executives, employees and directors. Executives and employees are given equity compensation grants that vest based on a recipient’s continued employment. The Company’s stock-based compensation awards outstanding as at December 31, 2021, include stock options, RSUs, deferred share units (“DSUs”) and the ESP Plan. The following tables provide information about stock option, RSU, DSU, and ESP Plan activity.

	For the years ended December 31,
	2021	2020	2019
Stock Option Expense	$26,250	$34,223	$43,809
Deferred Share Units	-	15,000	-
Restricted Stock Units	154,715	111,060	-
Employee Share Purchase Plan	106,935	8,133	-
Total stock based compensation expense	287,900	168,416	43,809

Stock Options:

The following is a summary of stock options which are outstanding as at December 31, 2021

Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.44	21,360	21,360	4.5
$0.49	8,500	8,500	4.2
$0.51	16,000	16,000	3.7
$0.52	100,000	100,000	2.5
$0.55	30,000	30,000	3.1
$0.59	150,000	150,000	1.8
$0.62	18,050	18,050	5.0
$0.68	14,750	14,750	4.7
	358,660	358,660	2.7

A continuity of the number of stock options which are outstanding at the end of the current year and as at the prior fiscal year ended December 31, 2020 and 2019 is as follows:

	For the year ended		For the year ended
	December 31, 2021		December 31, 2020
		weighted		Weighted
	# of stock	average	# of stock	Average
	options	exercise price	options	exercise price
Options outstanding, start of the year	421,000	$0.83	1,169,500	$1.48
Granted	62,660	$0.56	46,000	$0.54
Expired	(125,000)	$(1.48)	(794,500)	$(1.77)
Forfeited	-	-	-	-
Options outstanding, end of the year	358,660	$0.56	421,000	$0.83
Options exercisable, end of the year	358,660	$0.56	421,000	$0.83
	For the year ended
	December 31, 2019
		weighted
	# of stock	average
	options	exercise price
Options outstanding, start of the year	1,297,000	$1.58
Granted	100,000	$0.52
Expired	(47,500)	$(1.51)
Forfeited	(180,000)	$(1.70)
Options outstanding, end of the year	1,169,500	$1.48
Options exercisable, end of the year	1,119,000	$1.52

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

For the year ended	2021	2020	2019
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	108%	138%	65%
Weighted average risk free interest rate	0.38%	1.12%	1.68%
Weighted average fair market value per share at grant date	$0.56	$0.54	$0.52
Intrinsic (or “in-the-money”) value per share of options exercised	$-	$-	$-

Deferred Stock Units (“DSUs”):

A continuity of the number of DSUs which are outstanding at the end of the current year and as at the prior fiscal year ended December 31, 2020 are as follows:

	For the years ended
Opening balance	2021	2020
DSUs outstanding, start of the year	37,354	-
Granted	-	37,354
Closing balance	37,354	37,354

The DSUs plan is a long-term incentive plan that permits the grant of DSUs to qualified directors. DSUs granted under the DSUs plan are to be settled at the retirement, resignation or death of the Board member holding the DSUs

Restricted Stock Units (“RSUs”):

The Company’s first grant of RSUs began in 2020. RSUs entitle the holder to receive, at the option of the Company, either the underlying number of shares of the Company’s Common Stock upon vesting of such units or a cash payment equal to the value of the underlying shares. The RSUs vest at a rate of one-third at the end of each of the first three years following the date of grant. In Q3-21, the Company settled the Q3-21 RSU vesting with shares and cash, and intends to continue to settle the RSUs in shares and cash. In the year ended December 31, 2020, the Company granted 1,200,000 RSUs to employees and officers.

A continuity of the number of RSUs, including fair value (“FV”) which are outstanding at the end of the current period and as the end of the prior fiscal year ended December 31, 2020 is as follows:

			For the years ended,
	December 31, 2021		December 31, 2020
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	1,200,000	$0.79	-	-
Granted	-	-	1,200,000	$0.45
Common shares issued	(208,370)	$(0.55)	-	-
Payroll withholdings settled in cash	(139,964)	$(0.55)	-	-
Forfeited	(155,000)	$(0.79)	-	-
RSUs outstanding, end of the year	696,666	$0.61	1,200,000	$0.79

Employee Share Purchase Plan (“ESP Plan”):

The ESP Plan allows employees and other individuals determined by the Board to be eligible to contribute a minimum of 1% and a maximum of 10% of their earnings to the plan for the purchase of common shares in the capital of the Company, of which the Company will make an equal contribution. Common shares contributed by the Company may be issued from treasury or acquired through the facilities of the Toronto Stock Exchange (the “TSX”). During 2021 and 2020 the Company has elected to issue common shares from treasury.

A continuity of the number of commons shares under the ESP Plan which are outstanding at the end of the current year and as at the prior fiscal year ended December 31, 2020 is as follows:

			For the years ended,
	December 31, 2021		December 31, 2020
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	127,790	$69,260	16,686	$7,592
Matched by the Company	102,641	55,733	14,213	6,467
Bonus match by the Company	74,119	48,030	-	-
Total Common Shares issued	304,550	173,023	30,899	14,059

If the employee does not withdraw common shares from the ESP Plan in the first year of their participation, the Company will match an additional 100% of the employee contributions, up to $15,000 per employee (the “Bonus Match”). The Company matched employee contributions for a total of $52,867, less any payroll withholdings in the fourth quarter of 2021. As at December 31, 2021 the Company has accrued $nil for the Bonus Match ($1,666 as at December 31, 2020).